Schedule II-Valuation and Qualifying Accounts (FY) (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 36	$ 36	$ 43
Charged to Costs & Expenses	10	9	4
Impact of Currency	0	(1)	(2)
Write-Offs, Write-Downs & Deductions	(9)	(8)	(9)
Balance at End of Period	$ 37	$ 36	$ 36